SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Accounting Policies [Abstract]
Organization

Organization

The accompanying consolidated financial statements include the financial statements of Hispanica International Delights of America, Inc. (“HISP”) and its wholly owned subsidiary, Energy Source Distributors Inc., (“ESD”) (collectively , the “Company“. All intercompany balances and transactions have been eliminated in consolidation.

HISP was incorporated in Delaware in April 2013 and acquired ESD during July 2016. The Company currently markets and sells traditional Hispanic beverages and ethnic food packaged products and will license and/or acquire existing brands and distributors of Hispanic products.

Organization

Hispanica International Delights of America, Inc. ("HISP" or the "Company") was incorporated in Delaware in April 2013. The Company has not generated significant sales to date. The Company currently markets and sells traditional Hispanic beverages and ethnic food packaged products and will license and/or acquire existing brands and distributors of Hispanic products.

Basis of Prersentation

Basis of Presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In the opinion of management, all adjustments considered necessary for a fair presentation of the interim periods presented have been included. All such adjustments are of a normal recurring nature. The accompanying condensed financial statements and the information included under the heading Management's Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the Company's audited financial statements and related notes included in the Company's Form 10-K as of May 31, 2016. Interim results are not necessarily indicative of the results of a full year.

Revenue Recognition

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenue streams of the Company: Revenue is recognized at the time the product is delivered. Provision for sales returns is estimated based on the Company's historical return experience. Revenue is presented net of returns.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered. Provision for sales returns is estimated based on the Company's historical return experience. Revenue is presented net of returns.

Use of Estimates

Use of Estimates

The preparation of condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the condensed balance sheets and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates that affect certain reported amounts and disclosures. Actual results could differ from those estimates.

Net Loss Per Common Share

Net Loss Per Common Share

The Company calculates net income (loss) per share based on the authoritative guidance. Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti-dilutive. As of August 31, 2016, the convertible notes payable, which could be converted into approximately 52,000 shares of common stock, were outstanding.

Net Loss Per Common Share

The Company calculates net income (loss) per share based on the authoritative guidance. Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti-dilutive. As of May 31, 2016, the convertible notes payable could be converted into approximately 101,000 shares of common stock.

Income Taxes

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities, and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. The Company did not have any unrecognized tax benefits as of August 31, 2016, and does not expect this to change significantly over the next 12 months.

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. The Company did not have any unrecognized tax benefits as of May 31, 2016, and does not expect this to change significantly over the next 12 months.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with ASC 718, Compensation - Stock Compensation. ASC 718 requires all share-based compensation payments to be recognized in the financial statements based on the fair value on the issuance date.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity. The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees based on the fair value using an option pricing model. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from initial estimates.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity. The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

The Company extends credit to its customers in the normal course of business and performs ongoing credit evaluations of its customers, maintaining an allowance for potential credit losses. Uncollectible accounts are written off at the time they are deemed uncollectible. Accounts receivable is reported net of the allowance for doubtful accounts. The allowance is based on management's estimate of the amount of receivables that will actually be collected. As of February 29, 2016 and May 31, 2015, an allowance for doubtful accounts was not necessary.

Accounts Receivable

The Company extends credit to its customers in the normal course of business and performs ongoing credit evaluations of its customers, maintaining an allowance for potential credit losses. Accounts receivable is reported net of the allowance for doubtful accounts. The allowance is based on management's estimate of the amount of receivables that will actually be collected. As of May 31, 2016 and 2015, no allowance for doubtful accounts was deemed necessary.

Inventory	Inventory Inventory consists of finished goods and is stated at the lower of cost (first-in, first-out) or market value.	Inventory Inventory consists of finished goods and is stated at the lower of cost (first-in, first-out) or market value.
Advertising

 Advertising

Advertising and promotion costs are expensed as incurred. Advertising and promotion expense amounted to approximately $5,000 and $3,400 for the years ended May 31, 2016 and 2015, respectively.

Shipping and Handling		Shipping and Handling Shipping and handling costs are included in costs of goods sold.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Pursuant to ASC No. 820. "Fair Value Measurement and Disclosures," the Company is required to estimate the fair value of all financial instruments included on its balance sheets. The Company considers the carrying value of such amounts in the financial statements to approximate their fair value due to the short-term nature of these financial instruments.

Recent Pronouncements

Recent Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncement, if adopted, would have a material effect on the accompanying condensed consolidated financial statements.

Recent Pronouncements

On February 25, 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-2, "Leases" (Topic 842), which is intended to improve financial reporting for lease transactions. This ASU will require organizations that lease assets, such as real estate and manufacturing equipment, to recognize assets and liabilities on their balance sheets for the rights to use those assets for the lease term and obligations to make lease payments created by those leases that have terms of greater than 12 months. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. This ASU will also require disclosures to help investors and other financial statement users better understand the amount and timing of cash flows arising from leases. These disclosures will include qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. This ASU will be effective for public entities beginning the first quarter 2019. We do not believe that this ASU will have a material impact on our financial statements.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes, Balance Sheet Classifications of Deferred Taxes." This amendment simplifies the presentation of deferred taxes by requiring that all deferred tax liabilities and assets now be recorded as noncurrent. This amendment is effective for interim and annual reporting periods beginning after December 15, 2016 with early adoption permissible. The Company will adopt this amendment in 2017. This amendment has no material impact on the Company's results of operation.

In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers." This amendment defers the effective date of implementation to after December 15, 2017.

In July 2015, the FASB issued ASU 2015-11, "Inventory. Simplifying the Measurement of Inventory." This amendment only applies to entities that use the first-in, first-out (FIFO) or average cost methods of valuing inventory. Entities would measure inventory at the lower of cost and net realizable value. This amendment aligns measurement of inventory in GAAP with the International Financial Reporting Standards (IFRS). This amendment is effective for annual periods beginning after December 15, 2016 with early adoption permitted. The Company will adopt this amendment in 2017. This amendment has no material impact on the Company's results of operation.

In April 2015, the FASB issued ASU 2015-03 , “Interest -Imputation of Interest. “ This guidance requires debt issuance costs be presented in the balance sheet as a reduction in liability rather than as an asset. This amendment is effective for interim and reporting periods beginning after December 15, 2016 with early adoption permissible. The Company has elected early adoption.

On May 14, 2014, FASB and The International Accounting Standards Board (the “IASB”) issued a new joint revenue recognition standard that supersedes nearly all GAAP guidance on revenue recognition. The core principal of the standard is that revenue recognition should depict the transfer of goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The new standard is effective for the Company for the fiscal year 2017 and the effects of the standard on the Company's consolidated financial statements are not known at this time.